SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Class A Common Stock
Interest Income	$ 50,175	$ 105,431
Numerator: Net Income minus Net Earnings
Net Income	7,282,560	(17,900,526)
Class A Common stock
Numerator: Earnings allocable to Class A Common Stock
Interest Income	50,175	105,431
Less: Income and Franchise Tax	(50,000)	(105,431)
Net Earnings	$ 175
Numerator: Net Income minus Net Earnings
Net Income		$ 0
Denominator: Weighted Average Common Stock
Weighted average shares outstanding of common stock, basic and diluted	33,421,570	33,421,570
Basic and diluted net income loss per common share	$ 0.00	$ 0.00
Class B Common stock
Numerator: Net Income minus Net Earnings
Net Income	$ 7,282,560	$ (17,900,526)
Less: Net Earnings allocable to Class A Common Stock	(175)
Net Income	$ 7,282,385
Denominator: Weighted Average Common Stock
Weighted average shares outstanding of common stock, basic and diluted	8,355,392	7,969,220
Basic and diluted net income loss per common share	$ 0.87	$ (2.25)